Balance Sheet Components - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Deferred offering costs		$ 1,519
Restricted cash	$ 450	450
Other		97	$ 73
Total other assets		$ 2,066	$ 73